Leases (Details Narrative) - Lease Agreement [Member]	Dec. 31, 2025	Jan. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term		5 years
Lease renewed term	5 months
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term	2 years
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term	5 years